N-2	Jul. 05, 2023
Cover [Abstract]
Entity Central Index Key	0001769617
Amendment Flag	false
Securities Act File Number	001-38955
Document Type	8-K
Entity Registrant Name	HarborOne Bancorp, Inc.
Entity Address, Address Line One	770 Oak Street
Entity Address, City or Town	Brockton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02301
City Area Code	508
Local Phone Number	895-1000
Entity Emerging Growth Company	false